Pension and Other Retirement Plans - Changes in Fair Value of Pension Plan Level 3 Assets (Details) - Pension Plans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 28, 2014
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plans’ assets, beginning of year	$ 1,655,257	$ 1,595,294
Fair value of plans’ assets, end of year	1,530,898	1,655,257
Real Estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plans’ assets, beginning of year	77,731
Fair value of plans’ assets, end of year	86,909	77,731
Real Estate | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plans’ assets, beginning of year	77,731
Realized net gains	2,032	4,003
Unrealized net gains (losses)	8,580	5,551
Transfers out of Level 3 investments	(588)	(2,447)
Purchases	1,371	1,212
Sales	(2,217)	(2,168)
Fair value of plans’ assets, end of year	86,909	77,731
Private Equity Limited Partnerships
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plans’ assets, beginning of year	1,461
Fair value of plans’ assets, end of year	456	1,461
Private Equity Limited Partnerships | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plans’ assets, beginning of year	1,461
Realized net gains	46	1
Unrealized net gains (losses)	(19)	(680)
Transfers out of Level 3 investments	(46)	(1)
Purchases	0	0
Sales	(986)	(248)
Fair value of plans’ assets, end of year	456	1,461
Venture capital limited partnerships
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plans’ assets, beginning of year	2,015
Fair value of plans’ assets, end of year	1,469	2,015
Venture capital limited partnerships | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plans’ assets, beginning of year	2,015
Realized net gains	0	0
Unrealized net gains (losses)	(521)	(56)
Transfers out of Level 3 investments	0	0
Purchases	0	0
Sales	(25)	(79)
Fair value of plans’ assets, end of year	$ 1,469	$ 2,015